Income taxes - Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Amount
Foreign income before income taxes	$ 341,312	$ 259,282	$ 278,117
Income tax expense at weighted-average statutory tax rate on foreign income before income taxes	131,033	100,297	100,411
Tax benefits and Non-taxable income		(19,845)	(12,826)
Others		456	(954)
Change in valuation allowance		9,956	(254)
Income tax expense, net	$ 128,728	$ 109,903	$ 95,702
Percent
Foreign income before income taxes	100.00%
Weighted-average statutory income tax rate	0.384	0.387	0.361
Income tax expense at weighted-average statutory tax rate on foreign income before income taxes	38.40%
Income tax expense, net	37.70%
Brazil
Amount
Foreign tax rate differential	$ (43,268)
Tax benefits and Non-taxable income	(47,662)
Others	$ 4,394
Percent
Foreign tax rate differential	(12.70%)
Tax benefits	(14.00%)
Others	1.30%
Mexico
Amount
Foreign tax rate differential	$ 12,602
Others	(2,716)
Change in valuation allowance	$ 15,318
Percent
Foreign tax rate differential	3.70%
Others	(0.80%)
Change in valuation allowance	4.50%
Argentina
Amount
Foreign tax rate differential	$ 6,574
Others	5,869
Remeasurement impacts	(6,552)
Inflation adjustment for tax purposes	$ 7,257
Percent
Foreign tax rate differential	1.90%
Others	1.70%
Remeasurement impacts	(1.90%)
Inflation adjustment for tax purposes	2.10%
Netherlands
Amount
Foreign tax rate differential	$ 9,388
Others	(2,893)
Taxable income	$ 12,281
Percent
Foreign tax rate differential	2.80%
Others	(0.80%)
Taxable income	3.60%
Other foreign jurisdictions
Amount
Foreign tax rate differential	$ 12,399
Percent
Foreign tax rate differential	3.60%